Capital and Regulatory Matters (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Capital and Regulatory Matters [Abstract]
Capital and Regulatory Matters
NOTE (12) – Regulatory Matters

The Bank’s capital requirements are administered by the Office of the Comptroller of the Currency (“OCC”) and involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by the OCC.  Failure to meet capital requirements can result in regulatory action.

The federal banking regulators approved final capital rules (“Basel III Capital Rules”) in July 2013 implementing the Basel III framework as well as certain provisions of the Dodd-Frank Act.  The Basel III Capital Rules prescribe a standardized approach for calculating risk-weighted assets and revised the definition and calculation of Tier 1 capital and Total capital, and include a new Common Equity Tier 1 capital (“CET1”) measure.  Under the Basel III Capital Rules, the currently effective minimum capital ratios are:

•	4.5% CET1 to risk-weighted assets;
•	6.0% Tier 1 capital (that is, CET1 plus Additional Tier 1 capital) to risk-weighted assets;
•	8.0% Total capital (that is, Tier 1 capital plus Tier 2 capital) to risk-weighted assets; and
•	4.0% Tier 1 capital to average consolidated assets (known as the “leverage ratio”).

A capital conservation buffer is also required to be maintained above the regulatory minimum capital requirements.  This capital conservation buffer was phased in on a schedule that began on January 1, 2016 at 0.625% of risk-weighted assets and increased each subsequent year by an additional 0.625% until it reached its final level of 2.5% on January 1, 2019.

The Basel III Capital rules also revised the previously existing prompt corrective action regulatory framework, which is designed to place restrictions on insured depository institutions if their capital levels begin to show signs of weakness.  Under the prompt corrective action requirements, which complement the capital conservation buffer, insured depository institutions are required to meet the following increased capital level requirements in order to qualify as “well capitalized”: (i) a CET1 capital ratio of 6.5%; (ii) a Tier 1 capital ratio of 8% (increased from 6%); (iii) a total capital ratio of 10% (unchanged from previous rules); and (iv) a Tier 1 leverage ratio of 5% (unchanged from previous rules).

At September 30, 2020 and December 31, 2019, the Bank’s level of capital exceeded all regulatory capital requirements and its regulatory capital ratios were above the minimum levels required to be considered well capitalized for regulatory purposes.  Actual and required capital amounts and ratios as of the periods indicated are presented below.

	Actual		Minimum Capital Requirements		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
September 30, 2020:
Tier 1 (Leverage)	$47,779	9.84%	$19,429	4.00%	$24,286	5.00%
Common Equity Tier 1	$47,779	16.94%	$12,693	4.50%	$18,334	6.50%
Tier 1	$47,779	16.94%	$16,924	6.00%	$22,565	8.00%
Total Capital	$51,053	18.10%	$22,565	8.00%	$28,206	10.00%
December 31, 2019:
Tier 1 (Leverage)	$48,541	11.56%	$16,798	4.00%	$20,997	5.00%
Common Equity Tier 1	$48,541	17.14%	$12,743	4.50%	$18,406	6.50%
Tier 1	$48,541	17.14%	$16,990	6.00%	$22,654	8.00%
Total Capital	$51,790	18.29%	$22,654	8.00%	$28,318	10.00%

Note 14 – Capital and Regulatory Matters

The Bank's capital requirements are administered by the Office of the Comptroller of the Currency ("OCC") and involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the OCC. Failure to meet capital requirements can result in regulatory action.

The federal banking regulators approved final capital rules ("Basel III Capital Rules") in July 2013 implementing the Basel III framework as well as certain provisions of the Dodd-Frank Act. The Basel III Capital Rules prescribe a standardized approach for calculating risk-weighted assets and revised the definition and calculation of Tier 1 capital and Total Capital, and include a new Common Equity Tier 1 capital ("CET1") measure. Under the Basel III Capital Rules, the currently effective minimum capital ratios are:

•	4.5% CET1 to risk-weighted assets;
•	6.0% Tier 1 capital (that is, CET1 plus Additional Tier 1 capital) to risk-weighted assets;
•	8.0% Total capital (that is, Tier 1 capital plus Tier 2 capital) to risk-weighted assets; and
•	4.0% Tier 1 capital to average consolidated assets (known as the "leverage ratio").

A new capital conservation buffer was also established above the regulatory minimum capital requirements. This capital conservation buffer was phased in beginning January 1, 2016 at 0.625% of risk-weighted assets and increased each subsequent year by an additional 0.625% until it reached its final level of 2.5% on January 1, 2019.

The Basel III Capital rules also contain revisions to the prompt corrective action framework, which are designed to place restrictions on insured depository institutions if their capital levels begin to show signs of weakness. Under the prompt corrective action requirements, which are designed to complement the capital conservation buffer, insured depository institutions are now required to meet the following increased capital level requirements in order to qualify as "well capitalized": (i) a CET1 capital ratio of 6.5%; (ii) a Tier 1 capital ratio of 8% (increased from 6%); (iii) a total capital ratio of 10% (unchanged from previous rules); and (iv) a Tier 1 leverage ratio of 5% (unchanged from previous rules).

The Basel III Capital Rules became effective for the Bank on January 1, 2015 (subject to a phase-in period for certain provisions). At December 31, 2019 and 2018, the Bank's level of capital exceeded all regulatory capital requirements and its regulatory capital ratios were above the minimum levels required to be considered well capitalized for regulatory purposes. Actual and required capital amounts and ratios as of the periods indicated are presented below.

	Actual		Minimum Capital Requirements		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2019:
Tier 1 (Leverage)	$48,541	11.56%	$16,798	4.00%	$20,997	5.00%
Common Equity Tier 1	$48,541	17.14%	$12,743	4.50%	$18,406	6.50%
Tier 1	$48,541	17.14%	$16,990	6.00%	$22,654	8.00%
Total Capital	$51,790	18.29%	$22,654	8.00%	$28,318	10.00%
December 31, 2018:
Tier 1 (Leverage)	$49,433	12.03%	$16,439	4.00%	$20,549	5.00%
Common Equity Tier 1	$49,433	19.32%	$18,494	4.50%	$16,634	6.50%
Tier 1	$49,433	19.32%	$24,659	6.00%	$20,472	8.00%
Total Capital	$52,417	20.48%	$32,879	8.00%	$25,590	10.00%